Financial Risk Management - Foreign exchange risk (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	$ 16,000	$ 76,000	$ (92,000)
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	$ (16,000)	$ (76,000)	$ 92,000
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	$ 0